Supplementary Financial Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule Of Other Deductions And (Income)

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Professional fees	$2	$2	$5	$6
Recoverable pension and OPEB – non-service costs	14	13	41	40
Non-recoverable pension and OPEB	—	1	—	2
Gain on sale of non-utility property	—	(1)	(11)	(1)
AFUDC – equity income	(9)	(6)	(23)	(19)
Interest and investment loss (income) – net	1	(1)	5	(8)
Other	1	—	2	2

Total other deductions and (income) – net	$9	$8	$19	$22

Interest Expense and Related Charges

	Year Ended December 31,
	2021	2020	2019
Professional fees	$9	$6	$10
InfraREIT Acquisition related costs	—	—	9
Recoverable Pension and OPEB - non-service costs	54	55	57
Non-recoverable pension and OPEB	3	4	4
AFUDC equity income	(27)	(29)	(10)
Interest and investment income	(8)	(4)	(5)
Other	—	1	(2)

Total other deductions and (income) - net	$31	$33	$63

Schedule Of Interest Expense And Related Charges

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Interest	$117	$104	$335	$310
Amortization of discount, premium and debt issuance costs	3	3	8	8
Less AFUDC – capitalized interest portion	(5)	(3)	(12)	(10)

Total interest expense and related charges	$115	$104	$331	$308

	Year Ended December 31,
	2021	2020	2019
Interest	$415	$413	$382
Amortization of debt issuance costs and discounts	11	11	9
Less AFUDC - capitalized interest portion	(13)	(19)	(16)

Total interest expense and related charges	$413	$405	$375

Schedule Of Trade Accounts And Other Receivables

	At September 30,	At December 31,
	2022	2021
Gross trade accounts and other receivables	$923	$750
Allowance for uncollectible accounts	(13)	(12)

Trade accounts receivable – net	$910	$738

Trade accounts and other receivables reported on our balance sheet consisted of the following:

	At December 31,
	2021	2020
Gross trade accounts and other receivables	$750	$767
Allowance for uncollectible accounts	(12)	(7)

Trade accounts receivable - net	$738	$760

Summary of Investments And Other Property

	At September 30, 2022	At December 31, 2021
Assets related to employee benefit plans	$120	$133
Non-utility property – land	12	20
Other	2	2

Total investments and other property	$134	$155

Investments and other property reported on our balance sheet consist of the following:

	At December 31,
	2021	2020
Assets related to employee benefit plans	$133	$124
Land	20	16
Other	2	2

Total investments and other property	$155	$142

Schedule Of Property, Plant And Equipment

	Composite Depreciation Rate/ Average Life of Depreciable Plant at September 30, 2022	At September 30, 2022	At December 31, 2021
Assets in service:
Distribution	2.5% / 39.5 years	$16,843	$15,994
Transmission	2.9% / 34.5 years	13,372	13,075
Other assets	5.9% / 16.9 years	1,952	1,960

Total		32,167	31,029
Less accumulated depreciation		8,975	8,659

Net of accumulated depreciation		23,192	22,370
Construction work in progress		1,213	557
Held for future use		26	27

Property, plant and equipment – net		$24,431	$22,954

Intangible Assets
Intangible assets (other than goodwill) reported on our balance sheets as part of property, plant and equipment consisted of the following:

Property, plant
an
d equipm
en
t reported on our balance sheet consisted of the following:

	Composite Depreciation Rate/Average Life at December 31, 2021	At December 31,
		2021	2020
Assets in service:
Distribution	2.5% /39.5 years	$15,994	$14,937
Transmission	2.9% /34.6 years	13,075	12,156
Other assets	5.5% /18.2 years	1,960	1,855

Total		31,029	28,948
Less accumulated depreciation		8,659	8,336

Net of accumulated depreciation		22,370	20,612
Construction work in progress		557	593
Held for future use		27	20

Property, plant and equipment—net		$22,954	$21,225

Schedule Of Intangible Assets

	At September 30, 2022			At December 31, 2021
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Identifiable intangible assets subject to amortization:
Land easements	$652	$121	$531	$641	$117	$524
Capitalized software	1,049	449	600	1,066	451	615

Total	$1,701	$570	$1,131	$1,707	$568	$1,139

Intangible assets (other than goodwill) reported on our balance sheet as part of property, plant and equipment consisted of the following:

	At December 31, 2021			At December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Identifiable intangible assets subject to amortization:
Land easements	$641	$117	$524	$623	$112	$511
Capitalized software	1,066	451	615	1,027	484	543

Total	$1,707	$568	$1,139	$1,650	$596	$1,054

Schedule Of Estimated Aggregate Amortization Expenses

Year	Amortization Expense
2022	$77
2023	$76
2024	$76
2025	$76
2026	$76
The estimated aggregate amortization expense for each of the next five fiscal years is as follows:

Year	Amortization Expense
2022	$67
2023	$67
2024	$66
2025	$66
2026	$66

Schedule Of Operating Lease, Third Party Joint Project And Other Obligations

	At September 30, 2022	At December 31, 2021
Operating lease liabilities	$132	$133
Investment tax credits	3	4
Customer advances for construction – noncurrent	67	30
Other	75	64

Total operating lease and other obligations	$277	$231

Supplemental Cash Flow Information

Operating lease, third-party joint project and other obligations reported on our balance sheet consisted of the following:

	At December 31,
	2021	2020
Operating lease liabilities (Notes 1 and 7)	$133	$124
Investment tax credits	4	5
Third-party joint project obligation (Note 3) (a)	—	100
Customer deposits—noncurrent	30	—
Other	64	76

Total operating lease, third-party joint project and other obligations	$231	$305

(a)	Related to a joint project with LP&L. See Note 3 for more information.

Schedule Of Supplemental Cash Flow Information

	Nine Months Ended September 30,
	2022	2021

Cash payments related to:
Interest	$296	$285
Less capitalized interest	(12)	(10)

Interest payments (net of amounts capitalized)	$284	$275

Amount in lieu of income taxes (Note 9):
Federal	$76	$48
State	24	23

Total payments in lieu of income taxes	$100	$71

Noncash investing activities:
Construction expenditures financed through accounts payable (a)	$201	$197
ROU assets obtained in exchange for operating lease obligations	$30	$41
Transfer of title to assets constructed for and prepaid by LP&L	$—	$150
Donation of property (b)	$1	$—

(a)	Represents end-of-period accruals.
(b)	Represents the fair value of approximately 110 acres of undeveloped urban land donated in 2022.

	Year Ended December 31,
	2021	2020	2019
Cash payments (receipts) related to:
Interest	$409	$406	$368
Less capitalized interest	(13)	(19)	(16)

Interest payments (net of amounts capitalized)	$396	$387	$352

Amount in lieu of income taxes (a):
Federal	$61	$87	$56
State	23	22	22

Total payments (receipts) in lieu of income taxes	$84	$109	$78

Acquisition:
Assets acquired	$—	$—	$2,547
Liabilities assumed	—	—	(1,223)

Cash paid	$—	$—	$1,324

Noncash investing and financing activities:
Construction expenditures financed through accounts payable (investing) (b)	$254	$254	$278
Transfer of title to assets constructed for and prepaid by LP&L (investing) (Note 3)	$150	$—	$—
ROU assets obtained in exchange for operating lease obligations (investing)	$52	$72	$38
Debt exchange offering (financing)	$—	$300	$—

(a)	See Note 10 for income tax related detail.
(b)	Represents end-of-period accruals.